Net Loss Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Net Loss Per Share
13. Net Loss Per Share
Net loss per share is computed by dividing net loss by the weighted average number of common stock outstanding during the period. In computing earnings per share, the Company’s nonvoting stock, warrants and Convertible Notes are not considered participating securities. Diluted loss per common share is the same as basic loss per common share for all periods presented because the effects of potentially dilutive items were anti-dilutive given the Company’s net loss. Diluted net loss per common share adjusts basic net loss per share attributable to ordinary shareholders to give effect to all potential ordinary shares that were dilutive and outstanding during the period. For the nine months ended September 30, 2021 and 2020, no
instrument was determined to have a dilutive effect.
The following table sets forth the computation of the Company’s net loss per share attributable to stockholders (amounts in thousands, except share and per share amounts):

	For the nine months ended September 30,
	2021	2020
Net loss	$(27,822)	$(5,028)
Weighted average common stock outstanding, basic and diluted	9,886,283	10,033,298

Net loss per common share, basic and diluted	$(2.81)	$(0.50)

The following table discloses the weighted-average shares outstanding of securities that could potentially dilute basic net loss per share in the future that were not included in the computation of diluted net loss per share as the impact would be anti-dilutive:

	For the nine months ended September 30,
	2021	2020
CIC Restricted Stock	2,121,825	—
Convertible notes	445,701	—
Warrants	42,094	—

13. Net Loss Per Share
Net loss per share is computed by dividing net loss by the weighted average number of common stock outstanding during the period. In computing earnings per share, the Company’s nonvoting stock is not considered a participating security. Diluted loss per common share is the same as basic loss per common share for all periods presented because the effects of potentially dilutive items were anti-dilutive given the Company’s net loss. The computation of net loss per share for the year ended December 31, 2020 excludes 1,799,811 nonvoting shares because the effect was anti-dilutive. No anti-dilutive shares were outstanding for the year ended December 31, 2019.
The following table sets forth the computation of the Company’s net loss per share attributable to stockholders for the years ended December 31, 2020 and 2019 (amounts in thousands, except share and per share amounts):

	For the year ended December 31,
	2020	2019
Net loss	$(8,409)	$(3,406)
Weighted average common stock outstanding, basic and diluted	9,997,049	9,798,949

Net loss per common share, basic and diluted	$(0.84)	$(0.35)